INVESTMENTS - Debt Securities in HTM in Unrecognized Loss Position (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	$ 2,541	$ 1,253
Gross unrecognized losses less than 12 months	35	36
Fair value 12 months or longer	1,622	858
Gross unrecognized losses 12 months or longer	326	339
Fair value, total	4,163	2,111
Gross unrecognized losses, total	361	375
Unrealized loss, other than temporary impairment, not credit loss, recorded in AOCI	(780)	(675)
Mortgage-backed securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	4	0
Gross unrecognized losses less than 12 months	0	0
Fair value 12 months or longer	1,134	358
Gross unrecognized losses 12 months or longer	294	285
Fair value, total	1,138	358
Gross unrecognized losses, total	294	285
State and municipal securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	2,528	235
Gross unrecognized losses less than 12 months	34	20
Fair value 12 months or longer	314	302
Gross unrecognized losses 12 months or longer	23	50
Fair value, total	2,842	537
Gross unrecognized losses, total	57	70
Foreign government
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	0	920
Gross unrecognized losses less than 12 months	0	10
Fair value 12 months or longer	0	0
Gross unrecognized losses 12 months or longer	0	0
Fair value, total	0	920
Gross unrecognized losses, total	0	10
Asset-backed securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	9	98
Gross unrecognized losses less than 12 months	1	6
Fair value 12 months or longer	174	198
Gross unrecognized losses 12 months or longer	9	4
Fair value, total	183	296
Gross unrecognized losses, total	$ 10	$ 10